Fair Value Measurement - Schedule of Key Inputs Into Option Model for Private Placement Warrants and Public Warrants (Details) - Gores Metropoulos II, Inc.	Dec. 31, 2021 USD ($)	Jan. 20, 2021 USD ($)
Implied volatility/Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Private placement warrants and public warrants, measurement input		0.20
Risk-free interest rate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Private placement warrants and public warrants, measurement input		0.0053
Warrant exercise price
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Private placement warrants and public warrants, measurement input	11.50	11.50
Expected term
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Term of warrants	5 years 1 month 6 days	5 years 6 months